RELATED PARTY TRANSACTIONS - Schedule of Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
RELATED PARTY TRANSACTIONS
Director's cash compensation	$ 86,831	$ 64,498
Director's share-based compensation	428,317	536,417
Key management's cash compensation	838,760	647,676
Key management's share-based compensation	678,528	525,454
Total compensation of key management personnel	$ 2,032,436	$ 1,774,045